Equity (Details Textuals) - BRL (R$) R$ in Thousands			12 Months Ended
		Aug. 03, 2022	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Number of shares after Recapitalization			62,000,000
Semantix Tecnologia
Disclosure of detailed information about business combination [line items]
Exchange ratio		1 : 37.747
Number of outstanding ordinary and preferred shares		1,600,000
Fair value of Warrants and transaction costs incurred		R$ 615,634
Transaction expenses incurred		13,826
Alpha
Disclosure of detailed information about business combination [line items]
Net asset value of new shares issued		179,037
Cash received from private investors		494,826
Listing Expense	[1]	R$ 215,570

[1]	As of December 2022, the Company reassess the application of the methodology of change in foreign exchange rates according with IAS 21 and the effects of capital reorganization considers the exchange rate of the transaction in August 3 , 2022.